State Street DoubleLine Emerging Markets Fixed Income ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
JP Morgan Corporate Emerging Market Bond Index Broad Diversified (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.63%	2.18%	3.94%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	(0.17%)
State Street DoubleLine Emerging Markets Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.36%	0.81%	3.00%
Performance Inception Date	Apr. 13, 2016
State Street DoubleLine Emerging Markets Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	(1.03%)	0.94%
State Street DoubleLine Emerging Markets Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.74%	(0.16%)	1.40%